Trust Preferred Securities	12 Months Ended
Dec. 31, 2011
Trust Preferred Securities

16. Trust Preferred Securities

As of December 31, 2011, the Company sponsored, and wholly-owned 100 percent of the common equity of eight unconsolidated trusts that were formed for the purpose of issuing Company-obligated mandatorily redeemable preferred securities (“Trust Preferred Securities”) to third-party investors and investing the proceeds from the sale of the Trust Preferred Securities solely in junior subordinated debt securities of the Company (the “Debentures”). The Debentures held by the trusts, which totaled $103,750 and $113,750 at December 31, 2011 and 2010, respectively, are the sole assets of each trust.

The Company’s obligations under the Debentures and related documents, taken together, constitute a full and unconditional guarantee by the Company of the obligations of the trusts. The guarantee covers the distributions and payments on liquidation or redemption of the Trust Preferred Securities, but only to the extent of funds held by the trusts. The Company has the right to redeem the Debentures in whole or in part, on or after specific dates, at a redemption price specified in the indentures plus any accrued but unpaid interest to the redemption date.

In January 2011, the Company purchased $10,000 of its own trust preferred securities due in September 2037 at a discount, resulting in a gain on extinguishment of debt of $4,400 which is included in other noninterest income in the consolidated statements of income. As a result of the extinguishment, the forecasted transactions related to the interest payments associated with this debt were no longer expected to occur, and the fair value of the cash flow hedge of $293 at the date of extinguishment was reclassified from AOCI to other noninterest income.

In May 2010, the Company purchased $4,250 and $5,000 of its own trust preferred securities due in December 2036 and September 2037, respectively, resulting in a gain on extinguishment of debt of $5,735, which is included in other noninterest income in the consolidated statements of income.

Total interest expense on trust preferred securities for the years ended December 31, 2011, 2010 and 2009 is $6,641, $7,769 and $8,676, respectively.

The terms of the outstanding trust preferred securities at December 31, 2011 and 2010 are summarized as follows:

Maturity	Dividend Rate	2011	2010
July 2031	10.25% fixed	$15,000	$15,000
July 2031	Three-month LIBOR, plus 3.58% (4.01% and 3.87%, respectively)	15,000	15,000
January 2035	Three-month LIBOR, plus 1.99% (2.39% and 2.28%, respectively)	10,000	10,000
August 2035	Fixed at 6.40% to August 2015 (thereafter, three-month LIBOR, plus 1.80)%	10,000	10,000
November 2035	Fixed at 6.08% to November 2015 (thereafter, three-month LIBOR, plus 1.49)%	10,000	10,000
December 2036	Fixed at 6.74% to December 2016 (thereafter, three-month LIBOR, plus 1.74)%	15,750	15,750
June 2037	Fixed at 6.63% to June 2012 (thereafter, three-month LIBOR, plus 1.70)%	15,000	15,000
September 2037	Fixed at 7.38% to June 2012 (thereafter, three-month LIBOR, plus 1.70)%	13,000	13,000
September 2037	Fixed at 7.34% to September 2012 (thereafter, three-month LIBOR, plus 1.75)%	—	10,000

		$103,750	$113,750